Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 265,466	$ 175,489
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	215,276	122,158
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	6,924
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	122,229	33,633
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	44,808	13,105
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aaa [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	18,119	3,894
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Aaa-mf [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	41,219
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	2,343	1,854
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba2
Disclosure of Financial instrument category [Line Items]
Financial assets	0	1
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Baa1+ [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	574	580
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	2,146	5,408
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	43	1,262
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit Grade Aa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	1,073	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 23,941	$ 14,278